                                                                   ANNUAL REPORT
--------------------------------------------------------------------------------






                                                                        NORTHERN
                                                                      VALUE FUND
--------------------------------------------------------------------------------
MARCH 31,
2003




TRUST NORTHERN FOR A LIFETIME OF INVESTING     [NORTHERN FUNDS(R) LOGO]

                                                GRAPHIC]
                                                MANAGED BY NORTHERN TRUST

                                                                      VALUE FUND

TABLE OF CONTENTS




2   PORTFOLIO MANAGEMENT COMMENTARY

3   STATEMENT OF ASSETS AND LIABILITIES

4   STATEMENT OF OPERATIONS

5   STATEMENT OF CHANGES IN NET ASSETS

6   FINANCIAL HIGHLIGHTS

7   SCHEDULE OF INVESTMENTS

9   NOTES TO THE FINANCIAL STATEMENTS

12  REPORT OF INDEPENDENT AUDITORS

13  TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------
                                NOT FDIC INSURED
--------------------------------------------------------------------------------
                        May lose value/No bank guarantee
--------------------------------------------------------------------------------

This report has been prepared for the general information of Northern Funds Value Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds Value Fund prospectus, which contains more complete information about Value Fund's investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers in effect. In the absence of fee waivers, total return would have been reduced. Total return is based on net change in NAV assuming reinvestment of all dividends and distributions.

Performance of the Fund is compared to the Russell 3000 Value Index. Unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.


                                   NORTHERN FUNDS ANNUAL REPORT   1   VALUE FUND

                                                                      VALUE FUND

PORTFOLIO MANAGEMENT COMMENTARY

VALUE FUND


The fiscal year ended March 31, 2003 turned out to be both disappointing and frustrating for investors in all major equity markets. While the Value Fund performed slightly better then the general averages, it nonetheless provided a negative total return. This occurred despite economic events that were generally positive for stocks. But against a backdrop of corporate earnings misstatements, questionable accounting, and the indictment of numerous corporate leaders, the potentially beneficial effects of low levels of inflation, favorable interest rates, and a slowly recovering economy were overshadowed. As a result, for the first time since the Great Depression, the S&P 500 fell for a third year in a row in 2002, and the first quarter of 2003 offered little improvement.

During the 12-month period, we recognized the continued weakness in the technology sector and decreased our exposure. At the same time, we increased the Fund's holdings in the financial and industrial sectors. Throughout the period, the Fund continued to overweight health care and consumer staples and to focus on companies of all sizes with strong value characteristics.

Looking ahead, those current economic factors which are positive should come into sharper focus once there is a resolution to the war in Iraq. With consumer confidence poised to rebound from wartime lows, industrial production showing slow improvement, and very low inventory in many sectors, markets could react positively if the Bush Administration's efforts in Iraq can successfully stabilize the Middle East. Any lower oil prices that resulted would in effect provide a tax cut for consumers, and investors could begin to refocus on the gradual improvement of the U.S. economy. Additionally, the Administration has submitted to Congress a stimulus and tax package which we believe to be investor-friendly. Among other provisions, the bill would eliminate the double taxation of dividends, which would create greater value for those stocks held in the Fund's portfolio that pay a dividend. We are also hopeful that better corporate governance will improve investor sentiment, and believe the current low fixed-income yields will help support interest in stocks going forward.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

[CHART]
                                   VALUE FUND
                            INVESTMENT VALUE REPORT

                    FUND INCEPTION (5/30/2001) TO 3/31/2003

DATE             LOAD        NO LOAD
----             ----        -------
5/30/2001      10,000         10,000
3/31/2002       9,580          9,580
3/31/2003       7,080          7,080

                         NF - RUSSELL 3000 VALUE FUND
                            INVESTMENT VALUE REPORT

                     FUND INCEPTION (4/30/2001) TO 3/31/2003



FUND NUMBER:                 NTIND66

FUND NAME:                   NF - RUSSELL 3000 VALUE FUND
INITIAL INVESTMENT:           10,000

DATAPOINT FREQUENCY:         MONTHLY
CURRENCY:                    UNITED STATES DOLLAR

                           NTIND66
          DATE          LOAD         NO LOAD
          ----          ----         -------
          4/30/2001    10,000        10,000
          5/31/2001    10,227        10,227
          6/30/2001    10,045        10,045
          7/31/2001    10,009        10,009
          8/31/2001     9,633         9,633
          9/30/2001     8,928         8,928
         10/31/2001     8,872         8,872
         11/30/2001     9,396         9,396
         12/31/2001     9,642         9,642
          1/31/2002     9,583         9,583
          2/28/2002     9,601         9,601
          3/31/2002    10,075        10,075
          4/30/2002     9,783         9,783
          5/31/2002     9,802         9,802
          6/30/2002     9,266         9,266
          7/31/2002     8,367         8,367
          8/31/2002     8,423         8,423
          9/30/2002     7,509         7,509
         10/31/2002     8,033         8,033
         11/30/2002     8,548         8,548
         12/31/2002     8,177         8,177
          1/31/2003     7,977         7,977
          2/28/2003     7,761         7,761
          3/31/2003     7,778         7,778

The Russell 3000 Value Index is an unmanaged index that tracks the performance of the 3,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values.

[SIDENOTE]

FUND MANAGERS

CARL DOMINO
WITH NORTHERN TRUST SINCE 2000

BRUCE HONIG
WITH NORTHERN TRUST SINCE 2000

FUND STATISTICS

INCEPTION DATE: May 30, 2001
TOTAL NET ASSETS: $2.88 million
NET ASSET VALUE: $7.08
DIVIDEND SCHEDULE: Annually

TOTAL RETURNS     PERIOD ENDED 3/31/03

------------------------------------------------
ONE YEAR                                (26.10)%
AVERAGE ANNUAL SINCE INCEPTION          (17.15)%
------------------------------------------------

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Visit northernfunds.com for the most recent performance information.


                                   NORTHERN FUNDS ANNUAL REPORT   2   VALUE FUND

                                                                      VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES                              MARCH 31, 2003

AMOUNTS IN THOUSANDS,                                             VALUE
EXCEPT PER SHARE DATA                                              FUND
---------------------------------------------------------------------------
ASSETS:
Investments, at cost                                              $3,279
Investments, at fair value                                        $2,882
Cash                                                                   1
Dividend receivable                                                    2
Receivable from investment adviser                                     2
TOTAL ASSETS                                                       2,887
---------------------------------------------------------------------------
LIABILITIES:
Accrued custody and accounting fees                                    1
Accrued registration fees and other liabilities                        2
TOTAL LIABILITIES                                                      3
---------------------------------------------------------------------------
NET ASSETS                                                        $2,884
---------------------------------------------------------------------------

ANALYSIS OF NET ASSETS:
Capital stock                                                     $3,717
Undistributed net investment income                                    2
Accumulated undistributed net realized loss                         (438)
Net unrealized depreciation                                         (397)
NET ASSETS                                                        $2,884
---------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED AUTHORIZATION)       408

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE           $7.08
---------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                   NORTHERN FUNDS ANNUAL REPORT   3   VALUE FUND

                                                                      VALUE FUND

STATEMENT OF OPERATIONS                FOR THE FISCAL YEAR ENDED MARCH 31, 2003

                                                        VALUE
AMOUNTS IN THOUSANDS                                     FUND
------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                            $36
Interest income                                              2
  TOTAL INVESTMENT INCOME                                   38
------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    32
Administration fees                                          5
Custody and accounting fees                                 48
Transfer agent fees                                          3
Registration fees                                            1
Printing fees                                                6
Professional fees                                            2
Trustee fees                                                 2
Other                                                        1
------------------------------------------------------------------
Total Expenses:                                            100
  Less voluntary waivers of
   investment advisory fees                                 (2)
  Less expenses reimbursed by
   investment adviser                                      (62)
  NET EXPENSES                                              36
------------------------------------------------------------------
NET INVESTMENT INCOME                                        2
------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSES:
Net realized losses on investments                        (222)
Net change in unrealized appreciation
  (depreciation) on investments                           (807)
  NET LOSSES ON INVESTMENTS                             (1,029)
------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(1,027)
------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                   NORTHERN FUNDS ANNUAL REPORT   4   VALUE FUND

                                                                      VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS                    FOR THE FISCAL YEARS ENDED
                                                                       MARCH 31,

                                                            VALUE FUND

AMOUNTS IN THOUSANDS                                     2003      2002(1)
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                $2        $(4)
Net realized losses on investments                        (222)      (216)
Net change in unrealized appreciation (depreciation)
   on investments                                         (807)       410
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      (1,027)       190
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                    -      4,522
Payments for shares redeemed                               (23)      (778)
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                         (23)     3,744
--------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,050)     3,934

NET ASSETS:
Beginning of year                                        3,934          -
END OF YEAR                                             $2,884     $3,934
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME             $2         $-
--------------------------------------------------------------------------------

(1)  COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                   NORTHERN FUNDS ANNUAL REPORT   5   VALUE FUND

                                                                      VALUE FUND
FINANCIAL HIGHLIGHTS

                                                        VALUE FUND

                                                     YEAR        PERIOD
                                                    ENDED         ENDED
                                                   MARCH 31,    MARCH 31,
SELECTED PER SHARE DATA                              2003        2002(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $9.58        $10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                           0.01         (0.01)
Net realized and unrealized losses                    (2.51)        (0.41)
   TOTAL LOSS FROM INVESTMENT OPERATIONS              (2.50)        (0.42)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $7.08         $9.58
--------------------------------------------------------------------------------

TOTAL RETURN (1)                                     (26.10)%       (4.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $2,884        $3,934
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements         1.10%         1.10%
   Expenses, before waivers and
     reimbursements                                    3.10%         4.13%
   Net investment income (loss), net of waivers
     and reimbursements                                0.08%        (0.17)%
   Net investment loss, before waivers and
     reimbursements                                   (1.92)%       (3.20)%
Portfolio Turnover Rate                               33.89%        50.07%
--------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)  COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                   NORTHERN FUNDS ANNUAL REPORT   6   VALUE FUND

                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                                          MARCH 31, 2003

                                              NUMBER     VALUE
                                            OF SHARES   (000S)
COMMON STOCKS - 96.9%

AEROSPACE/DEFENSE - 2.9%
  Engineered Support Systems, Inc.              2,160     $85
---------------------------------------------------------------
APPAREL - 5.3%
  Liz Claiborne, Inc.                           2,490      77
  Quiksilver, Inc. *                            2,500      76
---------------------------------------------------------------
                                                          153
---------------------------------------------------------------
BANKS - 6.7%
  Bank One Corp.                                1,900      66
  KeyCorp                                       2,770      62
  Wilmington Trust Corp.                        2,360      66
---------------------------------------------------------------
                                                          194
---------------------------------------------------------------
CHEMICALS - 2.2%
  Valspar Corp.                                 1,600      65
---------------------------------------------------------------
COMMERCIAL SERVICES - 3.5%
  Cendant Corp. *                               4,270      54
  Pre-Paid Legal Services, Inc. *               2,670      46
---------------------------------------------------------------
                                                          100
---------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.3%
  Gillette (The) Co.                            2,180      67
---------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
  CIT Group, Inc.                               2,600      44
  Morgan Stanley                                1,610      62
---------------------------------------------------------------
                                                          106
---------------------------------------------------------------
ELECTRIC - 2.3%
  Constellation Energy Group, Inc.              2,400      67
---------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
  Energizer Holdings, Inc. *                    2,200      56
---------------------------------------------------------------
ELECTRONICS - 1.2%
  Vishay Intertechnology, Inc. *                3,380      34
---------------------------------------------------------------
FOOD - 9.1%
  Albertson's, Inc.                             2,330      44
  Archer-Daniels-Midland Co.                    5,568      60
  Dean Foods Co. *                              2,060      88
  Smithfield Foods, Inc. *                      3,950      70
---------------------------------------------------------------
                                                          262
---------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.7%
  Temple-Inland, Inc.                           1,300      49
---------------------------------------------------------------
HEALTHCARE-PRODUCTS - 2.5%
  Patterson Dental Co. *                        1,550      71
---------------------------------------------------------------
HEALTHCARE-SERVICES - 3.3%
  Health Management Associates, Inc., Class A   3,830      73
  Impath, Inc. *                                1,650      22
---------------------------------------------------------------
                                                           95
---------------------------------------------------------------
INSURANCE - 12.5%
  Lincoln National Corp.                        1,710      48
  MGIC Investment Corp.                         1,090      43
  Old Republic International Corp.              2,370      63
  Protective Life Corp.                         2,380      68
  Prudential Financial, Inc.                    2,340      69
  RLI Corp.                                     2,580      69
---------------------------------------------------------------
                                                          360
---------------------------------------------------------------
INTERNET - 2.3%
  Freemarkets, Inc. *                           4,260      23
  Internet Security Systems, Inc. *             4,350      43
---------------------------------------------------------------
                                                           66
---------------------------------------------------------------
LEISURE TIME - 3.5%
  Callaway Golf Co.                             4,300      51
  Royal Caribbean Cruises Ltd.                  3,300      50
---------------------------------------------------------------
                                                          101
---------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.8%
  Dover Corp.                                   2,090      51
---------------------------------------------------------------
MEDIA - 3.6%
  Gemstar-TV Guide International, Inc. *        8,680      32
  Scripps (E.W.) Co., Class A                     950      72
---------------------------------------------------------------
                                                          104
---------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.4%
  Tyco International Ltd.                       5,400      69
---------------------------------------------------------------
OIL & GAS - 4.7%
  Devon Energy Corp.                            1,580      76
  ENSCO International, Inc.                     2,300      59
---------------------------------------------------------------
                                                          135
---------------------------------------------------------------
OIL & GAS SERVICES - 2.5%
  BJ Services Co. *                             2,100      72
---------------------------------------------------------------
PHARMACEUTICALS - 7.3%
  Cima Labs, Inc. *                             3,130      68
  Express Scripts, Inc. *                       1,330      74
  Perrigo Co.                                   5,780      69
---------------------------------------------------------------
                                                          211
---------------------------------------------------------------
PIPELINES - 2.8%
  Equitable Resources, Inc.                     2,150      81
---------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                   NORTHERN FUNDS ANNUAL REPORT   7   VALUE FUND

                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                                          MARCH 31, 2003

(CONTINUED)

                                              NUMBER     VALUE
                                            OF SHARES   (000S)
COMMON STOCKS - 96.9% - CONTINUED

RETAIL - 1.9%
  O'Reilly Automotive, Inc. *                   2,000     $54
---------------------------------------------------------------
SAVINGS & LOANS - 2.5%
  Greenpoint Financial Corp.                    1,580      71
---------------------------------------------------------------
SEMICONDUCTORS - 0.5%
  Atmel Corp. *                                 9,460      15
---------------------------------------------------------------
TOTAL COMMON STOCKS
---------------------------------------------------------------
(COST $3,191)                                           2,794

                                             PRINCIPAL
                                               AMOUNT    VALUE
                                               (000S)    (000S)
SHORT-TERM INVESTMENT-3.0%
   Wells Fargo Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.38%, 4/1/03                                $88      88
---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
---------------------------------------------------------------
(COST $88)                                                 88



---------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
---------------------------------------------------------------
(COST $3,279)                                           2,882
Other Assets less Liabilities - 0.1%                        2
---------------------------------------------------------------
NET ASSETS-100.0%                                      $2,884

*    NON-INCOME PRODUCING SECURITY


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                   NORTHERN FUNDS ANNUAL REPORT   8   VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                                 MARCH 31, 2003

1. ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Value Fund (the "Fund") is a separate, diversified investment portfolio of the Trust.

Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Fund. Northern Trust also serves as custodian, fund accountant and transfer agent to the Fund. In addition, NTI and PFPC Inc. ("PFPC") serve as co-administrators to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are value at their fair value as of March 31, 2003. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon primary local market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of investment companies are valued at their net asset value on each valuation date. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under procedures approved by the Board of Trustees.

B) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

C) EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund. Trust expenses that are not directly attributable to the Fund are typically allocated among the Fund and the other Northern Funds in proportion to their relative net assets.

D) DISTRIBUTION TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with Federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for Federal income tax purposes which are permanent, may result in periodic reclassifications in the Fund's capital accounts.

E) FEDERAL INCOME TAXES - No provision for Federal income taxes has been made since the Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to shareholders.

                                   NORTHERN FUNDS ANNUAL REPORT   9   VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                                 MARCH 31, 2003

For the period subsequent to October 31, 2002, through the fiscal year end, the Fund incurred net capital losses of $60,099 for which it intends to treat as having been incurred in the following fiscal year.

At March 31, 2003, the capital loss carryforward for U.S. Federal income tax purposes is $115,955 and $255,378, and expires March 31, 2010 and March 31, 2011, respectively. These losses can be used to offset future capital gains.

At March 31, 2003, the tax components of undistributed net investment income and realized gains were as follows:


                                 UNDISTRIBUTED

                    ORDINARY INCOME       LONG-TERM CAPITAL GAINS
VALUE FUND               $ 2,467                 $ -

Ordinary income includes taxable market discount income and short-term capital gains, if any.

3. BANK LOANS

On December 19, 2002, the Trust entered into a $150,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above LIBOR (London Interbank Offer Rate).

Prior to December 19, 2002 the Trust maintained a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bore interest at 0.45% above the NIBOR (New York Interbank Offering Rate).

The Fund had no borrowings under either agreement for the year ended March 31, 2003.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to the Fund's daily net assets. For the year ended March 31, 2003, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statement of Operations. The investment adviser also reimbursed the Fund as shown on the accompanying Statement of Operations to adhere to the expense limitations presented in the following table:


                 ANNUAL         ADVISORY
                 ADVISORY       FEES AFTER         EXPENSE
                  FEES           WAIVERS          LIMITATIONS
VALUE FUND        1.00%          0.95%              1.10%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

Northern Funds has a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with Northern Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of the Fund's daily net assets.

Certain officers and trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated trustees serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At March 31, 2003, amount payable was immaterial.

5. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of securities for the Fund, excluding short-term investments, for the fiscal year ended March 31, 2003, were as follows:

AMOUNTS IN THOUSANDS


                  PURCHASES   SALES
VALUE FUND        $1,060      $1,089

At March 31, 2003, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

AMOUNTS IN THOUSANDS


                 UNREALIZED    UNREALIZED      NET         COST BASIS OF
                APPRECIATION  DEPRECIATION  APPRECIATION     SECURITIES
VALUE FUND         $222         $(625)        $(403)           $3,286

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Fund for the year ended March 31, 2003, were as follows:

AMOUNTS IN THOUSANDS


                          REINVESTMENT
                   SOLD   OF DIVIDENDS   REDEEMED   NET DECREASE
VALUE FUND          -          -             3          3

                                   NORTHERN FUNDS ANNUAL REPORT   10  VALUE FUND

Transactions of shares of the Fund for the period ended March 31, 2002, were as follows:

AMOUNTS IN THOUSANDS


                          REINVESTMENT
                 SOLD     OF DIVIDENDS   REDEEMED   NET INCREASE
VALUE FUND       507           -            96         411












                                   NORTHERN FUNDS ANNUAL REPORT  11   VALUE FUND

                                                                      VALUE FUND
REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS
OF VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Value Fund (the "Fund"), a separate portfolio of Northern Funds, as of March 31, 2003, and the related statements of operations, of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund's financial statements and financial highlights for the period ended prior to March 31, 2003, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 2, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
May 9, 2003


                                      NORTHERN FUNDS ANNUAL REPORT 12 VALUE FUND

                                                                      VALUE FUND
TRUSTEES AND OFFICERS                                             MARCH 31, 2003

Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 54 portfolios in the Northern Funds Complex -- 32 for Northern Funds and 22 for Northern Institutional Funds. The Northern Funds' Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800/595-9111.

NON-INTERESTED TRUSTEES

NAME, ADDRESS(1), AGE,
POSITIONS HELD WITH
FUND AND LENGTH OF
SERVICE AS NORTHERN                                                                                     OTHER DIRECTORSHIPS
FUNDS TRUSTEE(2)         PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                                   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Cline         - Chairman and Director of Hawthorne Investors, Inc. (a management           - PepsiAmericas; (a soft
Age 68                     advisory services and private investment company) since 1996;                drink bottling company);
Trustee since 2000       - Managing Partner of Hawthorne Investments, L.L.C. (a management            - Kmart Corporation (a
                           advisory services and private investment company) since 2001;                retailing company);
                         - Chairman and Director of Hussman International, Inc. (a refrigeration      - Ryerson Tull, Inc. (a metals
                           company) from 1998 to 2000;                                                  distribution company).
                         - Chairman, President and CEO of NICOR Inc. (a diversified public utility holding company) from 1985 to 1995; and President from
                           1992 to 1993;
                         - Chairman of Federal Reserve Bank of Chicago from 1992 through 1994;
                           and Deputy Chairman in 1991 and 1995.

Edward J. Condon, Jr.    - Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser)         - None
Age 62                     since 1993;
Trustee since 2000       - Principal and Co-Founder of Paradigm Capital since 1993;
                         - Senior Partner of NewEllis Ventures since 2001;
                         - Member of Advisory Board of Real-Time USA, Inc. (a software development company);
                         - Member of the Board of Managers of The Liberty Hampshire Company, LLC
                           (a receivable securitization company);
                         - Director of University Eldercare, Inc. (an Alzheimer's disease research and treatment company);
                         - Director of Financial Pacific Company (a small business leasing company);
                         - Trustee at Dominican University.

William J. Dolan, Jr.    - Partner of Arthur Andersen LLP (an accounting firm) from                   - None
Age 70                     1966 to 1989.
Trustee since 1994       - Financial Consultant at Ernst & Young LLP (an accounting firm) from
                           1992 to 1993 and 1997.

Sharon Gist Gilliam      - Executive Vice President of Unison-Maximus, Inc. (aviation and             - None
Age 59                     governmental consulting);
Trustee since 2001       - Director of Town and Country Utilities, Inc.;
                         - Director of Unison Consulting Group, Inc. until May 1999.

Sandra Polk Guthman      - President and CEO of Polk Bros. Foundation (an Illinois not-for-profit     - MBIA of Illinois (a
Age 59                     corporation) from 1993 to present.                                           municipal bond insurance
Trustee since 2000                                                                                      company) 1999-2000.

Richard P. Strubel       - President, Chief Operating Officer and Director of Unext Inc. (a           - Gildan Activewear, Inc. (an
Age 63                     provider of educational services via the Internet) since 1999;               athletic clothing marketing
Trustee since 2000       - Director of Cantilever Technologies (a private software company)             and manufacturing
                           since 1999;                                                                  company);
                         - Trustee at The University of Chicago since 1987;                           - Goldman Sachs Mutual
                         - Managing Director of Tandem Partners, Inc. (a privately held                 Fund Complex (61
                           management services firm) until 1999.                                        portfolios).

                                      NORTHERN FUNDS ANNUAL REPORT 13 VALUE FUND

                                                                      VALUE FUND
TRUSTEES AND OFFICERS (CONTINUED)                                 MARCH 31, 2003

INTERESTED TRUSTEES

NAME, ADDRESS(1), AGE,
POSITIONS HELD WITH
FUND AND LENGTH OF
SERVICE AS NORTHERN                                                                                     OTHER DIRECTORSHIPS
FUNDS TRUSTEE(2)              PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Murphy (3)         - President of Sara Lee Foundation (philanthropic organization) from      - Coach, Inc.;
Age 66                          1997 to 2001;                                                           - Payless Shoe Source, Inc.
Trustee since 1998            - Vice Chairman and Chief Administrative Officer of Sara Lee Corporation    (a retail shoe store
                                (a consumer product company) from 1994 to 1997.                           business);
                                                                                                        - GATX Corporation (a
                                                                                                          railroad holding
                                                                                                          company).
                                                                                                        - Bassett Furniture
                                                                                                          Industries, Inc.(a
                                                                                                          furniture manufacturer).

Mary Jacobs Skinner, Esq.(3)  - Partner in the law firm of Sidley Austin Brown & Wood.                  - None
Age 45
Trustee since 1998

Stephen Timbers (3)           - President, Chief Executive Officer and Director of Northern Trust       - US Freightways
Age 58                          Investments, Inc. since 2001;                                             Corporation.
Trustee since 2000            - President of Northern Trust Global Investments, a division of
                                Northern Trust Corporation and Executive Vice President, The
                                Northern Trust Company since 1998;
                              - President, Chief Executive Officer and Director of Zurich Kemper
                                Investments (a financial services company) from 1996 to 1998;
                              - President, Chief Operating Officer and Director of Kemper Corporation
                                (a financial services company) from 1992 to 1996;
                              - President and Director of Kemper Funds (a registered investment company)
                                from 1990 to 1998.

(1) EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE, C/O LLOYD WENNLUND, THE NORTHERN TRUST COMPANY, 50 S. LASALLE STREET, CHICAGO, IL 60675.

(2) EACH TRUSTEE SERVES UNTIL HIS OR HER RESIGNATION, REMOVAL OR RETIREMENT, OR ELECTION OF HIS OR HER SUCCESSOR.

(3) AN "INTERESTED PERSON", AS DEFINED BY THE 1940 ACT. MR. MURPHY IS DEEMED TO BE AN "INTERESTED" TRUSTEE BECAUSE HE OWNS SHARES OF NORTHERN TRUST CORPORATION, MS. SKINNER BECAUSE HER LAW FIRM PROVIDES LEGAL SERVICES TO NORTHERN TRUST CORPORATION AND ITS AFFILIATES, AND MR. TIMBERS BECAUSE HE IS AN OFFICER, DIRECTOR, EMPLOYEE AND SHAREHOLDER OF NORTHERN TRUST CORPORATION AND/OR ITS AFFILIATES.

                                      NORTHERN FUNDS ANNUAL REPORT 14 VALUE FUND

                                                                      VALUE FUND
TRUSTEES AND OFFICERS (CONTINUED)                                 MARCH 31, 2003

OFFICERS OF THE TRUST(1)

NAME, ADDRESS, AGE,
POSITIONS HELD WITH
FUND AND LENGTH OF
SERVICE AS NORTHERN
FUNDS OFFICER                     PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Lloyd A. Wennlund                 - Senior Vice President and Director of Northern Trust Investments, Inc. since 2001;
Age 45                            - Senior Vice President and other positions at The Northern Trust Company, President of
50 South LaSalle Street             Northern Trust Securities, Inc., and Managing Executive of Mutual Funds for Northern Trust
Chicago, IL 60675                   Global Investments since 1989.
President since 2000

Eric K. Schweitzer                - Senior Vice President at Northern Trust Investments, Inc. since 2001 and Senior Vice President
Age 41                              at The Northern Trust Company and Director of Distribution, Product Management and Client
50 South LaSalle Street             Services in the Mutual Fund Group of Northern Trust Global Investments since 2000;
Chicago, IL 60675                 - Managing Director of Mutual Funds for US Bancorp from 1997 to 2000.
Vice President since 2000

Brian Ovaert                      - Senior Vice President and Department Head at The Northern Trust Company overseeing Fund
Age 41                              Accounting, Transfer Agent and Fund Administration functions, Division Manager of Fund
50 South LaSalle Street             Accounting, 1992-1998;
Chicago, IL 60675                 - Audit Manager at Arthur Andersen LLP (an accounting firm) prior thereto.
Treasurer since 2002

Brian R. Curran                   - Vice President and Director of Fund Administration at PFPC Inc. since 1997;
Age 35                            - Director of Fund Administration at State Street Bank & Trust Company from February 1997
4400 Computer Drive                 to October 1997;
Westborough, MA 01581             - Senior Auditor at Price Waterhouse LLP (an accounting firm) prior thereto.
Vice President since 1999

Stuart Schuldt                    - Senior Vice President of Fund Administration at The Northern Trust Company;
Age 41                            - Vice President of Fund Accounting at Scudder Kemper Investments (a mutual fund company), from
50 South LaSalle Street             1993 to 1998;
Chicago, IL 60675                 - Audit Manager at Arthur Andersen LLP (an accounting firm) prior thereto.
Assistant Treasurer since 2002

Jeffrey A. Dalke, Esq.            - Partner in the law firm of Drinker Biddle & Reath LLP.
Age 52
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
Secretary since 1993

Linda J. Hoard, Esq.              - Vice President at PFPC Inc. since 1998;
Age 55                            - Attorney Consultant for Fidelity Management & Research (a financial service company),
4400 Computer Drive                 Investors Bank & Trust Company (a financial service provider) and First Data Investors Services
Westborough, MA 01581               Group, Inc. prior thereto.
Assistant Secretary since 1999

Lori V. Russell                   - Associate Counsel at PFPC Inc. since 2002;
Age 31                            - Associate Counsel at Investors Bank & Trust Company (a financial service provider) from 2001 to
4400 Computer Drive                 2002;
Westborough, MA 01581             - Manager in the Regulatory Administration Department of PFPC Inc. from 2000 to 2001 and Senior
Assistant Secretary since 2003      Regulatory Administrator from 1998 to 2000.

James D. Grassi                   - Senior Attorney at The Northern Trust Company since 1994.
Age 47
50 South LaSalle Street
Chicago, IL 60675
Assistant Secretary
since April 2003

(1) EACH OFFICER SERVES UNTIL HIS OR HER RESIGNATION, REMOVAL OR RETIREMENT, OR ELECTION OF HIS OR HER SUCCESSOR.

                                      NORTHERN FUNDS ANNUAL REPORT 15 VALUE FUND

--------------------------------------------------------------------------------
(C)2003 Northern Funds.
Northern Funds Distributors, LLC, not affiliated with Northern Trust.


                  50 South LaSalle Street
                  P.O. Box 75986
                  Chicago, Illinois 60675-5986
                  800/595-9111
                  northernfunds.com


[NORTHERN FUNDS(R) LOGO]

[GRAPHIC]
MANAGED BY NORTHERN TRUST